Statements of Consolidated Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 688.7	$ 344.9	$ 565.2
Other comprehensive (loss) income:
Foreign currency translation adjustments	(10.8)	(34.0)	(29.8)
Cash flow hedging derivative activity, net of tax	0.4	(20.5)	26.5
Pension and other postretirement benefit plans activity, net of tax	(28.5)	(3.6)	29.4
Available-for-sale securities activity, net of tax	0.3	(0.1)	(1.1)
Total Other Comprehensive (Loss) Income	(38.6)	(58.2)	25.0
Comprehensive Income	$ 650.1	$ 286.7	$ 590.2